Income Taxes - Components of Income Taxes Benefit and Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
U.S. federal	$ 1,827	$ 781
State	696	183	$ 267
Foreign	1,699	1,582	914
Total current provision	4,222	2,546	1,181
U.S. federal	(1,103)	(581)	(50,007)
State	1,952	(3,983)	(8,852)
Foreign	(818)	(5,310)	(1,590)
Change in valuation allowance	7,089	13,514	55,672
Total deferred provision	7,120	3,640	(4,777)
Total expense (benefit)	$ 11,342	$ 6,186	$ (3,596)